Goodwill and Intangible Assets - Amortization (Details) - USD ($) $ in Thousands				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Goodwill and Intangible Assets
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Estimated future intangible amortization expense
2020						$ 168									$ 168
2021	$ 1,728				$ 1,728	333									333				$ 1,728
2022	1,728				1,728	$ 290									$ 290				1,728
2022	$ 1,514				$ 1,514														$ 1,514

[1]	Predecessor periods are combined as disclosed in Note 1.